Fair value of assets and liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets classified as Level 3 based on quoted price	€ 2,200	€ 2,000
Percentage on financial asset based on unadjusted quoted price	29.20%	32.50%
Amount of risk neutral designed financial assets	€ 4,200	€ 2,900
Remaining financial assets classified as level 3 using valuation techniques	1,100	1,300
Financial liabilities measured at fair value	93,019	71,041
Financial Liabilities classified as Level 3 based on unadjusted quoted price	20	100
Financial Liabilities designed to be fully neutral in terms of market risk	600	100
Financial liabilities, class
Disclosure of fair value measurement of assets and liabilities [Line Items]
Unrealised gains on (losses) recognised in the statement of profit or loss	(179)	113
Financial assets at fair value, class
Disclosure of fair value measurement of assets and liabilities [Line Items]
Unrealised gains on (losses) recognised in the statement of profit or loss	(171)	50
Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Transfer from Level 2 to Level 1	1,800
Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value of swap	€ 7,526	€ 6,228	€ 4,101
Percentage on financial asset based on unadjusted quoted price	2.50%	42.00%
Financial liabilities measured at fair value	€ 732	€ 330
Remaining financial liabilities classified as level 3 using valuation techniques	€ 100	€ 100